Reinsurance (Net Domestic Life Insurance In-Force) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Reinsurance [Abstract]
Direct life insurance in-force	$ 719,094		$ 693,459		$ 676,549
Amounts assumed from other companies	1,239		1,323		1,406
Amounts ceded to other companies	(240,019)	[1]	(224,013)	[1]	(239,960)	[1]
Net life insurance in-force	$ 480,314		$ 470,769		$ 437,995
Percentage of amount assumed to net

[1]	Includes amounts accounted for under the deposit method.